SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Apr. 28, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, net	$ 1,095,000	$ 1,326,000
Inventories, net	5,000
Other receivables and prepayments	2,226,000	1,312,000
Accrued liabilities and other payables	(2,026,000)	(1,128,000)
Lease liabilities	$ (1,154,000)	$ (1,420,000)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, net			$ 3,756,000
Inventories, net			3,634,000
Trade receivables, net			405,000
Other receivables and prepayments			407,000
Cash and bank balances			36,000
Accrued liabilities and other payables			(2,696,000)
Amounts owed to related parties			(4,938,000)
Lease liabilities			(2,720,000)
Taxes payables			$ (11,000)